Leases - Schedule of Operating and Finance Lease Cost and Cash Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Operating lease cost	$ 75	$ 71
Finance lease cost
Amortization of right-of-use assets	5	5
Interest	3	3
Short-term lease cost	14	5
Operating lease cash paid	76	74
Finance lease cash paid	$ 7	$ 4